Fair Value Measurements	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

12. Fair Value Measurements

The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurements, for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.

The three levels of the hierarchy are as follows:

•
Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date,
•
Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term, and
•
Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Company’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk.

The fair value hierarchy of financial instruments measured at fair value as of September 30, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial assets	-	4,794	-
	$-	$4,794	$-
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	10,209
Derivative financial liabilities	-	377	-
Warrant liabilities (1)	1,342	-	-
Liability for share-based compensation (2)	-	-	8,814
	$1,342	$377	$19,023

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	10,427	-
	$-	$10,427	$-
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	18,706
Warrant liabilities (1)	1,423	-	-
Liability for share-based compensation (2)	-	-	5,809
	$1,423	$-	$24,515

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.0 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of September 30, 2024 and December 31, 2023, 53,900,329 warrants were outstanding, all of which were considered public warrants.
(2)
As of December 31, 2023, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and as of September 30, 2024, the liability also includes certain performance awards to be issued in a variable number of shares (Note 10).

There were no transfers between levels during the nine months ended September 30, 2024 and 2023. A reconciliation of the movements in level 3 financial instruments in the period are described in Notes 9 and 10.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 4.4%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, prepaid expenses and other assets, accounts payable and accrued expenses, and liabilities to customers and merchants approximate fair value given the short-term nature of these items. As of September 30, 2024, the carrying amount of our debt approximated fair value (a Level 2 measurement) based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities.